Fixed Assets and Right of Use Assets and Lease Liability	12 Months Ended
Dec. 31, 2019
Fixed Assets And Right Of Use Assets And Lease Liability
FIXED ASSETS AND RIGHT OF USE ASSETS AND LEASE LIABILITY

NOTE 14

FIXED ASSETS AND RIGHT OF USE ASSETS AND LEASE LIABILITY

a.	As of December 31, 2019 and 2018, the composition of property, plant, and equipment balances are composed as follows:

		As of December 31, 2019
	Net opening balance as of January 1, 2019	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	174,758	295	(121,338)	174
Equipment	56,865	219,600	(164,106)	55,494
Other	21,963	69,758	(47,552)	22,206
Total	253,586	585,342	(332,996)	252,346

		As of December 31, 2018
	Net opening balance as of January 1, 2018	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	159,352	289,568	(114,810)	174,758
Equipment	63,516	192,328	(135,463)	56,865
Other	15,458	62,156	(40,193)	21,963
Total	238,326	544,052	(290,466)	253,586

b.	The changes in the value of property, plant, and equipment as of December 31, 2019 and 2018 is as follows:

b.1	Gross balance

2019	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2019	289,568	192,328	62,156	544,052
Additions	10,065	33,302	7,602	50,969
Disposals	(2,636)	(6,030)	-	(8,666)
Impairment due to damage (*)	(1,013)	-	-	(1,013)
Other	-	-	-	-
Balances as of December 31, 2019	295,984	219,600	69,758	585,342

(*) Banco Santander-Chile have recognized in its consolidated financial statements as of December 31, 2019 an impairment of $ 1,013 million, due to social unrest in the country. See Note 33.

2018	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2018	259,316	169,286	55,613	484,215
Additions	30,396	27,697	8,646	66,739
Disposals	(144)	(4,616)	(2,103)	(6,863)
Impairment due to damage	-	(39)	-	(39)
Other	-	-	-	-
Balances as of December 31, 2018	289,568	192,328	62,156	544,052

(*) Banco Santander-Chile has had to recognize in its financial statements as of December 31, 2018 impairment by $ 39 million, corresponding to looting in ATM's.

b.2	Accumulated depreciation

2019	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2019	(114,810)	(135,463)	(40,193)	(290,466)
Depreciation charges in the period	(16,018)	(29,968)	(6,869)	(52,855)
Sales and disposals in the period	9,490	1,325	-	10,815
Other	-	-	(490)	(490)
Balances as of December 31, 2019	(121,338)	(164,106)	(47,552)	(332,996)

2018	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2018	(97,267)	(109,843)	(34,558)	(241,668)
Depreciation charges in the period	(17,585)	(25,660)	(5,635)	(48,880)
Sales and disposals in the period	42	40	-	82
Other	-	-	-	-
Balances as of December 31, 2018	(114,810)	(135,463)	(40,193)	(290,466)

c.	The composition of the right of use assets as of December 31, 2019 and January 1, 2019 is as follows:

		As of December 31, 2019
	First application balance as of January 1, 2019	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	154,284	181,325	(25,338)	155,987
Equipment	-	-	-	-
Other	-	-	-	-
Total	154,284	181,325	(25,338)	155,987

d.	The movement of the right of use assets under lease during the 2019 period, is as follows:

d.1)	Gross balance

2019	Land and building	Lease improvements	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2019 (*)	154,284	122,658	-	-	154,284
Additions	46,423	7,013	-	-	46,423
Disposals	(17,669)	(2,636)	-	-	(17,669)
Impairment	(1,713)	-	-	-	(1,713)
Other	-	-	-	-	-
Balances as of December 31, 2019	181,325	127,035	-	-	181,325

(*) See Note N° 02.

d.2)	Accumulated amortization

2019	Land and building	Lease improvements	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2019 (*)	-	(68,145)
Amortization for the period	(26,889)	(7,898)	-	-	(26,889)
Sales and disposals during the period	1,551	1,936	-	-	1,551
Transfers	-	-	-	-	-
Others	-	-	-	-	-
Balances as of December 31, 2019	(25,338)	(74,107)	-	-	(25,338)

(*) See Note N° 02.

e.	Lease liability:

As of December 31, 2019 and 2018, the composition of lease liability balances are composed as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Lease liability	158,494	-
Total	158,494	-

An explanation of the difference between operating lease commitment under IAS 17 at December 31, 2018 and initial application of IFRS 16 as of January 1, 2019 is as follows:

MCh$
Operating lease commitments as at December 31, 2018	173,602

Discounted using the lessee´s incremental borrowing rate of at the date of initial application	14,726
Lease liabilities recognised due to IFRS 16 implementation	139,558
Lease liability recognised as at January 1, 2019	154,284

f.	Expenses associated with assets for the right of use leased assets and lease liability

	As of December 31,
	2019	2018
	MCh$	MCh$
Depreciation	(26,889)	-
Interests	(2,965)	-
Short term lease	(4,177)	-
Total	(34,031)	-

g.	As of December 31, 2019 and 2018, the maturity level of the lease liability, according to their contractual maturity is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Due within 1 year	26,061	-
Due after 1 year but within 2 years	24,311	-
Due after 2 years but within 3 years	21,667	-
Due after 3 years but within 4 years	19,411	-
Due after 4 years but within 5 years	16,982	-
Due after 5 years	50,062	-
Total	158,494	-

h.	Operational leases – lessor

As of December 31, 2019 and 2018, the future minimum lease cash inflows under non-cancellable operating leases are as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Due within 1 year	603	469
Due after 1 year but within 2 years	598	882
Due after 2 years but within 3 years	500	469
Due after 3 years but within 4 years	498	460
Due after 4 years but within 5 years	412	428
Due after 5 years	1,563	2,242

Total	4,174	4,950

i.	As of December 31, 2019 and 2018, the Bank has no financial leases which cannot be unilaterally rescinded.

j.	The Bank has no restriction on property, plant and equipment as of December 31, 2019 and 2018. Additionally, the property, plant and equipment have not been provided as guarantees of financial liabilities. The Bank has no debt in connection with property, plant and equipment.